Newbuildings (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Movement in Newbuildings [Roll Forward]
Opening balance		$ 15,807
Closing balance		13,464	$ 15,807
Loss on impairment of long lived assets		696	44	$ 563	[1]
West Dorado, West Draco, West Aquila and West Libra
Movement in Newbuildings [Roll Forward]
Loss on impairment of long lived assets		696
Newbuildings
Movement in Newbuildings [Roll Forward]
Opening balance		1,531	1,479
Additions		5	12
Capitalized interest and loan related costs		28	40
Disposals	[2]	(620)	0
Impairment	[3]	(696)	0
Closing balance		$ 248	$ 1,531	$ 1,479

[1]	Text selection found with no content.
[2]	In July 2017, Sevan Drilling and Cosco reached agreement to defer the Sevan Developer delivery period until June 30, 2020. The contract amendment included a termination clause for Cosco and therefore it was deemed that Sevan had lost control of the asset. The Newbuild asset and corresponding construction obligation were derecognized. Refer to Note 6 - Loss on disposals for further informati
[3]	As part of the Chapter 11 proceedings, the Debtors negotiated and announced a global settlement with various creditors, including Samsung Heavy Industries Co., Ltd. ("Samsung") and Daewoo Shipbuilding & Marine Engineering Co., Ltd ("DSME"). The global settlement included an agreement regarding the allowed claim of the newbuild shipyards Samsung and DSME, and the Debtors’ rejection and recognized termination of the newbuild contracts for the West Dorado, West Draco, West Aquila and the West Libra. As the Plan anticipates the rejection and termination of the newbuild contracts we have recognized an impairment of the newbuild assets related to the West Dorado, West Draco, West Aquila and the West Libra, totaling $696 million, in the year ended December 31, 2017.